Business Segments (Unaudited) (Tables)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information By Segment
Financial Information by Business Segments

(In millions)	Mining Operations
	North America Copper Mines			South America				Indonesia
												Atlantic	Other					Corporate,
										Molyb-		Copper	Mining			U.S.		Other
				Cerro						denum	Rod &	Smelting	& Elimi-		Total	Oil & Gas		& Elimi-		FCX
	Morenci	Other	Total	Verde	Other		Total	Grasberg		Mines	Refining	& Refining	nations		Mining	Operations		nations		Total
Three Months Ended March 31, 2016
Revenues:
Unaffiliated customers	$162	$56	$218	$486	$144		$630	$498	[a]	$—	$971	$422	$208	[b]	$2,947	$295		$—		$3,242
Intersegment	357	561	918	41	—		41	58		45	8	1	(1,071)		—	—		—		—
Production and delivery	340	448	788	291	119		410	394		52	970	393	(918)		2,089	407	[c]	3		2,499
Depreciation, depletion and amortization	62	82	144	101	31		132	81		19	2	8	18		404	255		3		662
Impairment of oil and gas properties	—	—	—	—	—		—	—		—	—	—	—		—	3,771		16	[d]	3,787
Selling, general and administrative expenses	—	1	1	2	—		2	14		—	—	4	4		25	49		64		138
Mining exploration and research expenses	—	1	1	—	—		—	—		—	—	—	17		18	—		—		18
Environmental obligations and shutdown costs	—	—	—	—	—		—	—		—	—	—	10		10	—		—		10
Operating income (loss)	117	85	202	133	(6)		127	67		(26)	7	18	6		401	(4,187)		(86)		(3,872)

Interest expense, net	1	—	1	22	—		22	—		—	—	4	20		47	71		73		191
Provision for (benefit from) income taxes	—	—	—	45	(6)		39	36		—	—	—	—		75	—		2		77
Total assets at March 31, 2016	3,490	4,751	8,241	9,495	1,623		11,118	9,354		1,983	236	653	6,380	[e]	37,965	4,360		339		42,664
Capital expenditures	28	6	34	156	1		157	225		1	1	2	39	[e]	459	480	[f]	43		982

Three Months Ended March 31, 2015
Revenues:
Unaffiliated customers	$106	$115	$221	$248	$231		$479	$621	[a]	$—	$1,062	$540	$348	[b]	$3,271	$500	[g]	$—		$3,771
Intersegment	450	664	1,114	14	(7)	[h]	7	(14)	[h]	113	7	6	(1,233)		—	—		—		—
Production and delivery	374	569	943	198	147		345	439		83	1,063	519	(999)		2,393	283	[c]	3		2,679
Depreciation, depletion and amortization	51	82	133	37	38		75	70		26	2	10	16		332	530		4		866
Impairment of oil and gas properties	—	—	—	—	—		—	—		—	—	—	—		—	3,104		—		3,104
Selling, general and administrative expenses	1	—	1	1	—		1	25		—	—	5	6		38	54		59		151
Mining exploration and research expenses	—	3	3	—	—		—	—		—	—	—	24		27	—		—		27
Environmental obligations and shutdown costs	—	—	—	—	—		—	—		—	—	—	13		13	—		—		13
Net gain on sale of assets	—	(39)	(39)	—	—		—	—		—	—	—	—		(39)	—		—		(39)
Operating income (loss)	130	164	294	26	39		65	73		4	4	12	55		507	(3,471)		(66)		(3,030)

Interest expense, net	1	—	1	1	—		1	—		—	—	3	40		45	37		57		139
Provision for (benefit from) income taxes	—	—	—	5	19		24	29		—	—	—	—		53	—		(767)		(714)
Total assets at March 31, 2015	3,802	5,646	9,448	7,991	1,970		9,961	8,882		2,075	314	809	6,487	[e]	37,976	17,887		202		56,065
Capital expenditures	84	23	107	431	14		445	225		3	1	4	49	[e]	834	1,018	[f]	15		1,867

a.	Includes PT-FI’s sales to PT Smelting totaling $277 million in first-quarter 2016 and $350 million in first-quarter 2015.

b.	Includes revenues from FCX's molybdenum sales company, which includes sales of molybdenum produced by the Molybdenum mines and by certain of the North and South America copper mines.

c.
Includes charges at oil and gas operations totaling (i) $165 million in first-quarter 2016 and $13 million in first-quarter 2015 for idle rig costs and (ii) $35 million in first-quarter 2016 and $4 million in first-quarter 2015 primarily for inventory write downs.

d.	Reflects impairment charges for international oil and gas properties primarily in Morocco.

e.
Includes (i) assets held for sale totaling $4.9 billion at March 31, 2016 and 2015, and (ii) capital expenditures totaling $35 million in first-quarter 2016 and $39 million in first-quarter 2015 associated with discontinued operations. Refer to Note 1 for a summary of the results of discontinued operations.

f.
Excludes international oil and gas capital expenditures totaling $43 million in first-quarter 2016 and $15 million in first-quarter 2015, primarily related to the Morocco oil and gas properties, which are included in Corporate, Other & Eliminations.

g.	Includes net mark-to-market gains of $52 million associated with crude oil derivative contracts.

h.	Reflects net reductions for provisional pricing adjustments to prior period open sales.